Trade Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Trade payables and other current liabilities

32. Trade payables and other current liabilities

Trade payables and other current liabilities are detailed as follows:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Trade payables	277,815	239,179
Payables to social security institutions	8,341	7,528
Payables to personnel	35,716	37,269
VAT payables	3,057	436
Other tax payables	7,272	3,844
Deferred income and prepayments	13,604	12,471
Allowance for future expected customer returns	6,898	7,129
Other	1,349	822
Total trade payables and other current liabilities	354,052	308,678

The book value of trade payables is approximately equal to their fair value. Trade payables are non-interest bearing and are normally settled on 60 to 90-day term, whereas other payables are non-interest bearing and have an average term of six months.

Other current liabilities include customer returns that reflect the improved estimate of expected liabilities related to future expected returns regarding revenue recognized in the current or in previous years, estimated on the basis of past experience.

In 2018 the Group launched the “Confirming program”, a web-based and pay-per-use Supply Chain Finance solution, that allows Group suppliers to anticipate their receivables. The main benefits for the Group are an improvement of supply chain financial stability and a simplification in payment management cycle. Under such program, the suppliers can elect on an invoice-by-invoice basis to receive a discounted early payment from the relationship bank rather than being paid in line with the agreed payment terms. If the option is taken, the Group's liability is assigned by the supplier to be due to the relationship bank rather than the supplier. The value of the liability payable by the Group remains unchanged. At December 31, 2023 the total amount of accounting payables related to the Confirming program equaled to EUR 20,514 thousand (EUR 20,695 thousand at December 31, 2022). The Group assesses the arrangement against indicators to assess if debts, which vendors have sold to the funder under the supplier financing scheme, continue to meet the definition of trade payables or should be classified as borrowings. At December 31, 2023, the Group determined that the terms of the trade payable are otherwise substantially unchanged and that it is therefore appropriate to continue presenting the relevant amounts within trade payables in the balance sheet.